Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Balance of Undistributable Income (Deficit) [Member] Special Dividend 2nd [Member]	Balance of Undistributable Income (Deficit) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Special Dividend 2nd [Member]	Total
Balance, January 1, 2011 at Dec. 31, 2010	$ 1,531,247	$ 7,978,234	$ 102,383		$ 6,887,173	$ (1,537,697)			$ 14,961,340
Balance, January 1, 2011 (in Shares) at Dec. 31, 2010	1,531,247					241,208
Issuance of Common Shares, net of issuance costs of $248,497	192,641	9,768,835							9,961,476
Issuance of Common Shares, net of issuance costs of $248,497 (in Shares)	192,641
Net Income (Loss)					(1,124,665)				(1,124,665)
Other comprehensive income (loss)			189,648						189,648
Balance at Dec. 31, 2011	1,723,888	17,747,069	292,031		5,762,508	(1,537,697)			23,987,799
Balance (in Shares) at Dec. 31, 2011	1,723,888					241,208
Net Income (Loss)					99,048,253				99,048,253
Other comprehensive income (loss)			(1,487,834)						(1,487,834)
Special Dividend					(56,786,652)				(56,786,652)
Other		6,436							6,436
Balance at Dec. 31, 2012	1,723,888	17,753,505	(1,195,803)		48,024,109	(1,537,697)			64,768,002
Balance (in Shares) at Dec. 31, 2012	1,723,888					241,208
Net Income (Loss)					46,063,206		(8,001)		46,055,205
Other comprehensive income (loss)			1,314,592						1,314,592
Special Dividend				(16,144,614)	(86,636,091)		18,640,387	(16,144,614)	(67,995,704)
Balance at Dec. 31, 2013	$ 1,723,888	$ 17,753,505	$ 118,789		$ (8,693,390)	$ (1,537,697)	$ 18,632,386		$ 27,997,481
Balance (in Shares) at Dec. 31, 2013	1,723,888					241,208